Net Loss Per Share - Schedule of Antidilutive Securities (Details) - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share (in shares)	50,958,970	41,084,216	50,873,467	40,012,825	25,791,263
Stock options, including performance stock options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share (in shares)	30,599,958	41,084,216	32,529,224	40,012,825	25,791,263
Restricted stock units, including Market Based RSUs
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share (in shares)	20,359,012		18,344,243